UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                              811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2008 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Consumer Discretionary--8.3%
Abercrombie & Fitch, Cl. A	17,550	692,347
Amazon.com	64,750 a,b	4,711,210
Apollo Group, Cl. A	21,600 b	1,280,880
AutoNation	21,800 a,b	245,032
AutoZone	8,500 b	1,048,390
Bed Bath & Beyond	52,800 a,b	1,658,448
Best Buy	68,375 a	2,564,062
Big Lots	16,500 a,b	459,195
Black & Decker	12,350 a	750,262
Carnival	88,624 a	3,132,858
CBS, Cl. B	137,693	2,007,564
Centex	25,150 a	407,430
Coach	68,850 b	1,724,004
Comcast, Cl. A	591,787	11,616,779
D.R. Horton	55,450 a	721,959
Darden Restaurants	28,800	824,544
Dillard's, Cl. A	11,650 a	137,470
DIRECTV Group	117,000 a,b	3,061,890
Eastman Kodak	58,100 a	893,578
Expedia	42,150 a,b	636,886
Family Dollar Stores	28,150 a	667,155
Ford Motor	458,244 a,b	2,382,869
Fortune Brands	30,350 a	1,740,876
GameStop, Cl. A	33,150 a,b	1,134,061
Gannett	46,088 a	779,348
Gap	95,001	1,689,118
General Motors	114,148 a	1,078,699
Genuine Parts	32,900	1,322,909
Goodyear Tire & Rubber	48,500 a,b	742,535
H & R Block	66,650	1,516,287
Harley-Davidson	47,650 a	1,777,345
Harman International Industries	11,750	400,322
Hasbro	25,450 a	883,624
Home Depot	343,994	8,906,005
International Game Technology	62,450	1,072,891
Interpublic Group of Cos.	96,243 a,b	745,883
J.C. Penney	45,050	1,501,967
Johnson Controls	120,350 a	3,650,216
Jones Apparel Group	17,450 a	323,000
KB Home	15,600 a	307,008
Kohl's	61,823 a,b	2,848,804
Leggett & Platt	32,600 a	710,354
Lennar, Cl. A	28,200 a	428,358
Limited Brands	58,150	1,007,158
Liz Claiborne	19,100 a	313,813
Lowe's Cos.	297,120	7,038,773
Macy's	84,758	1,523,949
Marriott International, Cl. A	60,550 a	1,579,750
Mattel	73,195	1,320,438
McDonald's	227,855	14,058,654
McGraw-Hill	64,850	2,049,909

Meredith	7,450 a	208,898
New York Times, Cl. A	23,650 a	337,959
Newell Rubbermaid	56,178	969,632
News, Cl. A	465,300	5,578,947
NIKE, Cl. B	79,600	5,325,240
Nordstrom	32,200 a	928,004
Office Depot	55,000 b	320,100
Omnicom Group	64,610	2,491,362
Polo Ralph Lauren	11,600 a	773,024
Pulte Homes	43,250 a	604,203
RadioShack	26,100	451,008
Scripps Networks Interactive, Cl. A	18,100	657,211
Sears Holdings	11,688 a,b	1,092,828
Sherwin-Williams	19,900 a	1,137,484
Snap-On	11,650	613,489
Stanley Works	15,950 a	665,753
Staples	143,975	3,239,438
Starbucks	148,050 b	2,201,504
Starwood Hotels & Resorts Worldwide	37,650	1,059,471
Target	152,942	7,501,805
Tiffany & Co.	25,400	902,208
Time Warner	725,968	9,517,440
TJX Cos.	84,950	2,592,674
VF	17,600	1,360,656
Viacom, Cl. B	126,443 b	3,140,844
Walt Disney	380,359	11,673,218
Washington Post, Cl. B	1,270 a	707,085
Whirlpool	15,532 a	1,231,532
Wyndham Worldwide	35,810 a	562,575
Yum! Brands	95,300	3,107,733
Consumer Staples--12.0%		175,030,191
Altria Group	417,343	8,280,085
Anheuser-Busch	145,650	9,449,772
Archer-Daniels-Midland	130,505	2,859,365
Avon Products	86,150	3,581,255
Brown-Forman, Cl. B	15,950 a	1,145,369
Campbell Soup	42,899	1,655,901
Clorox	27,950	1,752,185
Coca-Cola	402,742	21,296,997
Coca-Cola Enterprises	64,300	1,078,311
Colgate-Palmolive	102,600	7,730,910
ConAgra Foods	91,650	1,783,509
Constellation Brands, Cl. A	39,400 a,b	845,524
Costco Wholesale	88,050	5,717,086
CVS Caremark	290,884	9,791,155
Dean Foods	30,650 a,b	715,984
Estee Lauder, Cl. A	23,300 a	1,162,903
General Mills	68,100	4,679,832
H.J. Heinz	63,450	3,170,596
Hershey	33,828 a	1,337,559
Kellogg	51,050	2,863,905
Kimberly-Clark	84,498	5,478,850
Kraft Foods, Cl. A	307,674	10,076,324
Kroger	133,548	3,669,899
Lorillard	35,229	2,506,543

McCormick & Co.	26,150	1,005,468
Molson Coors Brewing, Cl. B	30,750	1,437,563
Pepsi Bottling Group	27,750	809,468
PepsiCo	317,141	22,602,639
Philip Morris International	417,593	20,086,223
Procter & Gamble	614,941	42,855,238
Reynolds American	34,500	1,677,390
Safeway	88,269	2,093,741
Sara Lee	142,548	1,800,381
SUPERVALU	43,001	933,122
SYSCO	122,100 a	3,764,343
Tyson Foods, Cl. A	60,750	725,355
UST	30,100 a	2,002,854
Wal-Mart Stores	453,979	27,188,802
Walgreen	200,550	6,209,028
Whole Foods Market	28,300 a	566,849
Wm. Wrigley Jr.	43,775	3,475,735
		251,864,018
Energy--13.1%
Anadarko Petroleum	95,068	4,611,749
Apache	67,772	7,067,264
Baker Hughes	62,860	3,805,544
BJ Services	59,200	1,132,496
Cabot Oil & Gas	20,950	757,133
Cameron International	44,050 a,b	1,697,687
Chesapeake Energy	105,650 a	3,788,609
Chevron	416,361	34,341,455
ConocoPhillips	308,643	22,608,100
Consol Energy	37,150	1,704,813
Devon Energy	89,550	8,166,960
El Paso	142,179 a	1,814,204
ENSCO International	29,100 a	1,677,033
EOG Resources	50,350	4,504,311
Exxon Mobil	1,052,318	81,723,016
Halliburton	177,752	5,757,387
Hess	57,400	4,711,392
Marathon Oil	142,930	5,698,619
Massey Energy	17,150	611,741
Murphy Oil	38,550	2,472,597
Nabors Industries	56,800 b	1,415,456
National Oilwell Varco	84,650 b	4,251,970
Noble	54,500	2,392,550
Noble Energy	35,000	1,945,650
Occidental Petroleum	165,750	11,677,088
Peabody Energy	55,050	2,477,250
Pioneer Natural Resources	23,200 a	1,212,896
Range Resources	31,500	1,350,405
Rowan	22,850 a	698,068
Schlumberger	243,000	18,975,870
Smith International	43,700	2,562,568
Southwestern Energy	69,600 b	2,125,584
Spectra Energy	124,973	2,974,357
Sunoco	23,950	852,141
Tesoro	27,800 a	458,422
Transocean	64,668 a,b	7,103,133
Valero Energy	106,600	3,229,980
Weatherford International	137,850 b	3,465,549
Williams	116,771	2,761,634

XTO Energy	111,332	5,179,165
		275,761,846
Financial--15.6%
Aflac	96,492	5,668,905
Allstate	109,671	5,058,027
American Capital	41,950 a	1,070,144
American Express	234,973	8,325,093
American International Group	542,623	1,806,935
Ameriprise Financial	44,034	1,682,099
AON	56,150	2,524,504
Apartment Investment & Management,Cl. A	17,346 a	607,457
Assurant	24,050	1,322,750
AvalonBay Communities	15,550 a	1,530,431
Bank of America	924,392	32,353,720
Bank of New York Mellon	232,513	7,575,274
BB & T	111,450 a	4,212,810
Boston Properties	24,200 a	2,266,572
Capital One Financial	76,200 a	3,886,200
CB Richard Ellis Group, Cl. A	35,050 a,b	468,618
Charles Schwab	189,028 a	4,914,728
Chubb	72,950	4,004,955
Cincinnati Financial	33,080	940,795
CIT Group	57,000 a	396,720
Citigroup	1,103,940	22,641,809
CME Group	13,634	5,065,167
Comerica	30,300	993,537
Developers Diversified Realty	24,200 a	766,898
Discover Financial Services	96,658	1,335,814
E*TRADE FINANCIAL	108,850 a,b	304,780
Equity Residential	54,850	2,435,888
Federated Investors, Cl. B	17,850	514,972
Fifth Third Bancorp	116,992 a	1,392,205
First Horizon National	40,895 a	382,777
Franklin Resources	30,850	2,718,810
General Growth Properties	46,150 a	696,865
Genworth Financial, Cl. A	87,250	751,222
Goldman Sachs Group	88,200	11,289,600
Hartford Financial Services Group	61,000	2,500,390
HCP	51,000	2,046,630
Host Hotels & Resorts	105,300 a	1,399,437
Hudson City Bancorp	105,250 a	1,941,862
Huntington Bancshares	73,604 a	588,096
IntercontinentalExchange	15,250 b	1,230,370
Invesco	78,000	1,636,440
Janus Capital Group	32,400 a	786,672
JPMorgan Chase & Co.	743,404	34,716,967
KeyCorp	100,266	1,197,176
Kimco Realty	46,000 a	1,699,240
Legg Mason	28,500 a	1,084,710
Leucadia National	35,700 a	1,622,208
Lincoln National	52,250	2,236,823
Loews	73,329	2,895,762
M & T Bank	15,500 a	1,383,375
Marsh & McLennan Cos.	103,958	3,301,706
Marshall & Ilsley	52,249	1,052,817
MBIA	39,600 a	471,240
Merrill Lynch & Co.	310,431	7,853,904

MetLife	139,150	7,792,400
MGIC Investment	25,050 a	176,102
Moody's	40,000 a	1,360,000
Morgan Stanley	224,716	5,168,468
National City	153,499 a	268,623
Northern Trust	44,790	3,233,838
NYSE Euronext	53,950 a	2,113,761
Plum Creek Timber	34,700 a	1,730,142
PNC Financial Services Group	70,323	5,253,128
Principal Financial Group	52,450 a	2,281,051
Progressive	136,578	2,376,457
ProLogis	53,100	2,191,437
Prudential Financial	86,500	6,228,000
Public Storage	25,450 a	2,519,805
Regions Financial	140,638 a	1,350,125
Simon Property Group	45,550 a	4,418,350
SLM	94,150 b	1,161,811
Sovereign Bancorp	110,055 a	434,717
State Street	87,450	4,974,156
SunTrust Banks	71,600 a	3,221,284
T. Rowe Price Group	52,600 a	2,825,146
Torchmark	17,850	1,067,430
Travelers Cos.	119,984	5,423,277
U.S. Bancorp	352,855	12,709,837
Unum Group	69,569 a	1,746,182
Vornado Realty Trust	27,700 a	2,519,315
Wachovia	437,908 a	1,532,678
Wells Fargo & Co.	670,364 a	25,158,761
XL Capital, Cl. A	63,200 a	1,133,808
Zions Bancorporation	23,250 a	899,775
		326,822,770
Health Care--12.9%
Abbott Laboratories	312,276	17,980,852
Aetna	95,614	3,452,622
Allergan	62,250	3,205,875
AmerisourceBergen	32,568	1,226,185
Amgen	214,524 b	12,714,837
Applied Biosystems	34,400	1,178,200
Barr Pharmaceuticals	22,050 b	1,439,865
Baxter International	127,100	8,341,573
Becton, Dickinson & Co.	49,250	3,952,805
Biogen Idec	59,127 b	2,973,497
Boston Scientific	304,163 b	3,732,080
Bristol-Myers Squibb	401,228	8,365,604
C.R. Bard	20,350	1,930,604
Cardinal Health	72,750	3,585,120
Celgene	92,200 b	5,834,416
CIGNA	55,663	1,891,429
Coventry Health Care	30,600 b	996,030
Covidien	101,967	5,481,746
DaVita	21,100 b	1,202,911
Eli Lilly & Co.	202,587	8,919,906
Express Scripts	49,950 b	3,687,309
Forest Laboratories	61,650 b	1,743,462
Genzyme	54,400 b	4,400,416
Gilead Sciences	186,400 b	8,496,112
Hospira	32,327 b	1,234,891
Humana	34,050 b	1,402,860

IMS Health	36,700	693,997
Intuitive Surgical	7,850 b	1,891,693
Johnson & Johnson	566,252	39,229,939
King Pharmaceuticals	49,716 b	476,279
Laboratory Corp. of America Holdings	22,450 a,b	1,560,275
McKesson	55,819	3,003,620
Medco Health Solutions	102,398 b	4,607,910
Medtronic	228,673	11,456,517
Merck & Co.	434,216	13,703,857
Millipore	11,100 b	763,680
Mylan	61,350 a,b	700,617
Patterson Cos.	18,450 a,b	561,065
PerkinElmer	24,418	609,717
Pfizer	1,365,811	25,185,555
Quest Diagnostics	32,000	1,653,440
Schering-Plough	329,551	6,086,807
St. Jude Medical	69,200 b	3,009,508
Stryker	50,200 a	3,127,460
Tenet Healthcare	84,050 a,b	466,478
Thermo Fisher Scientific	84,900 b	4,669,500
UnitedHealth Group	246,900	6,268,791
Varian Medical Systems	25,300 b	1,445,389
Waters	20,250 b	1,178,145
Watson Pharmaceuticals	21,050 a,b	599,925
WellPoint	103,550 b	4,843,034
Wyeth	270,170	9,980,080
Zimmer Holdings	45,852 b	2,960,205
Industrial--10.9%		270,104,690
3M	141,898	9,693,052
Allied Waste Industries	68,000 b	755,480
Avery Dennison	21,650 a	962,992
Boeing	150,020	8,603,647
Burlington Northern Santa Fe	57,142	5,281,635
C.H. Robinson Worldwide	34,400	1,753,024
Caterpillar	123,330	7,350,468
Cintas	26,800	769,428
Cooper Industries, Cl. A	35,150	1,404,242
CSX	82,350	4,493,839
Cummins	41,050	1,794,706
Danaher	51,650 a	3,584,510
Deere & Co.	87,000	4,306,500
Dover	38,100	1,544,955
Eaton	33,650	1,890,457
Emerson Electric	157,480	6,423,609
Equifax	26,050	897,422
Expeditors International Washington	43,000	1,498,120
Fastenal	26,100 a	1,289,079
FedEx	63,340	5,006,394
Fluor	36,800	2,049,760
General Dynamics	80,422	5,920,668
General Electric	2,015,483	51,394,816
Goodrich	25,100	1,044,160
Honeywell International	150,924	6,270,892
Illinois Tool Works	81,150	3,607,118
Ingersoll-Rand, Cl. A	64,534	2,011,525

ITT	36,900	2,052,009
Jacobs Engineering Group	24,850 b	1,349,604
L-3 Communications Holdings	24,752	2,433,617
Lockheed Martin	67,960	7,453,173
Manitowoc	26,250	408,188
Masco	72,850 a	1,306,929
Monster Worldwide	25,100 a,b	374,241
Norfolk Southern	75,850	5,022,029
Northrop Grumman	68,354	4,138,151
Paccar	73,702	2,814,679
Pall	24,151 a	830,553
Parker Hannifin	33,962	1,799,986
Pitney Bowes	42,150	1,401,909
Precision Castparts	28,300	2,229,474
R.R. Donnelley & Sons	42,850	1,051,110
Raytheon	84,550 a	4,524,271
Robert Half International	32,000 a	792,000
Rockwell Automation	29,650 a	1,107,131
Rockwell Collins	32,450	1,560,521
Ryder System	11,850 a	734,700
Southwest Airlines	148,712	2,157,811
Terex	20,100 b	613,452
Textron	50,200	1,469,856
Tyco International	96,467	3,378,274
Union Pacific	103,406	7,358,371
United Parcel Service, Cl. B	204,300	12,848,427
United Technologies	195,332	11,731,640
W.W. Grainger	13,250	1,152,352
Waste Management	99,504	3,133,381
Information Technology--15.7%		228,830,337
Adobe Systems	107,400 b	4,239,078
Advanced Micro Devices	122,850 a,b	644,962
Affiliated Computer Services, Cl.A	19,750 a,b	999,942
Agilent Technologies	72,890 b	2,161,917
Akamai Technologies	33,900 a,b	591,216
Altera	60,600	1,253,208
Amphenol, Cl. A	34,700	1,392,858
Analog Devices	58,550	1,542,792
Apple	179,350 b	20,384,921
Applied Materials	271,600	4,109,308
Autodesk	45,600 b	1,529,880
Automatic Data Processing	103,078	4,406,584
BMC Software	38,450 b	1,100,823
Broadcom, Cl. A	90,087 b	1,678,321
CA	79,759	1,591,990
Ciena	18,185 a,b	183,305
Cisco Systems	1,196,868 b	27,001,342
Citrix Systems	37,100 b	937,146
Cognizant Technology Solutions,Cl. A	59,100 b	1,349,253
Computer Sciences	30,500 b	1,225,795
Compuware	52,700 b	510,663
Convergys	24,952 b	368,791
Corning	319,498	4,996,949
Dell	353,162 b	5,820,110
eBay	221,350 b	4,953,813

Electronic Arts	64,550 b	2,387,704
EMC	419,544 b	5,017,746
Fidelity National Information
Services	38,500	710,710
Fiserv	33,232 b	1,572,538
Google, Cl. A	48,400 b	19,385,168
Harris	27,200	1,256,640
Hewlett-Packard	496,430	22,954,923
Intel	1,139,060	21,334,594
International Business Machines	274,418	32,095,929
Intuit	64,900 b	2,051,489
Jabil Circuit	42,150	402,111
JDS Uniphase	43,499 a,b	368,002
Juniper Networks	110,100 a,b	2,319,807
KLA-Tencor	35,050	1,109,333
Lexmark International, Cl. A	18,150 a,b	591,146
Linear Technology	44,750 a	1,372,035
LSI	130,400 a,b	698,944
MasterCard, Cl. A	14,700	2,606,751
MEMC Electronic Materials	45,900 b	1,297,134
Microchip Technology	37,250 a	1,096,268
Micron Technology	153,900 a,b	623,295
Microsoft	1,590,946	42,462,349
Molex	28,925 a	649,366
Motorola	458,935 a	3,276,796
National Semiconductor	39,550 a	680,656
NetApp	66,350 b	1,209,561
Novell	71,350 b	366,739
Novellus Systems	20,200 a,b	396,728
NVIDIA	111,900 b	1,198,449
Oracle	793,942 b	16,124,962
Paychex	65,075	2,149,427
QLogic	26,700 a,b	410,112
QUALCOMM	332,500	14,287,525
Salesforce.com	21,000 b	1,016,400
SanDisk	45,350 a,b	886,593
Sun Microsystems	152,596 b	1,159,730
Symantec	170,029 b	3,329,168
Tellabs	80,150 b	325,409
Teradata	36,200 b	705,900
Teradyne	34,600 b	270,226
Texas Instruments	265,548	5,709,282
Total System Services	39,950	655,180
Tyco Electronics	96,617	2,672,426
Unisys	72,400 a,b	199,100
VeriSign	39,200 a,b	1,022,336
Western Union	147,640	3,642,279
Xerox	176,616	2,036,382
Xilinx	56,350	1,321,408
Yahoo!	280,826 b	4,858,290
		329,250,013
Materials--3.3%
Air Products & Chemicals	42,800	2,931,372
AK Steel Holding	22,600 a	585,792
Alcoa	165,006	3,725,835
Allegheny Technologies	20,486 a	605,361
Ashland	11,450	334,798
Ball	19,750	779,927

Bemis	20,150	528,131
CF Industries Holdings	11,420	1,044,473
Dow Chemical	187,552	5,960,403
E.I. du Pont de Nemours & Co.	182,850	7,368,855
Eastman Chemical	15,500 a	853,430
Ecolab	35,400	1,717,608
Freeport-McMoRan Copper & Gold	78,582 a	4,467,387
Hercules	22,950	454,180
International Flavors & Fragrances	16,150	637,279
International Paper	87,270 a	2,284,729
MeadWestvaco	35,139	819,090
Monsanto	111,526	11,038,843
Newmont Mining	92,654 a	3,591,269
Nucor	64,100	2,531,950
Pactiv	26,850 a,b	666,686
PPG Industries	33,133	1,932,317
Praxair	63,750	4,573,425
Rohm & Haas	25,141	1,759,870
Sealed Air	32,346	711,289
Sigma-Aldrich	25,450	1,334,089
Titanium Metals	17,250 a	195,615
United States Steel	24,000	1,862,640
Vulcan Materials	22,300 a	1,661,350
Weyerhaeuser	43,000	2,604,940
Telecommunication Services--3.0%		69,562,933
American Tower, Cl. A	80,000 b	2,877,600
AT & T	1,194,180	33,341,506
CenturyTel	21,250	778,812
Embarq	29,008	1,176,274
Frontier Communications	65,350 a	751,525
Qwest Communications International	300,812 a	971,623
Sprint Nextel	578,411 a	3,528,307
Verizon Communications	577,063	18,517,952
Windstream	90,228 a	987,094
Utilities--3.5%		62,930,693
AES	136,300 b	1,593,347
Allegheny Energy	34,300	1,261,211
Ameren	42,750	1,668,532
American Electric Power	81,950	3,034,608
CenterPoint Energy	69,846	1,017,656
CMS Energy	45,400 a	566,138
Consolidated Edison	55,450 a	2,382,132
Constellation Energy Group	36,150	878,445
Dominion Resources	117,684 a	5,034,522
DTE Energy	32,950	1,321,954
Duke Energy	256,897	4,477,715
Dynergy, Cl. A	100,128 b	358,458
Edison International	66,300	2,645,370
Entergy	38,700	3,444,687
Exelon	134,400	8,416,128
FirstEnergy	61,833	4,142,193
FPL Group	82,750	4,162,325
Integrys Energy	15,329 a	765,530
Nicor	9,050 a	401,368
NiSource	55,153	814,058
Pepco Holdings	40,600 a	930,146

PG & E	72,850	2,728,233
Pinnacle West Capital	20,300	698,523
PPL	75,850	2,807,967
Progress Energy	53,235	2,296,026
Public Service Enterprise Group	103,400	3,390,486
Questar	34,950	1,430,154
Sempra Energy	50,095	2,528,295
Southern	156,210 a	5,887,555
TECO Energy	43,100 a	677,963
Xcel Energy	90,695	1,812,993
		73,574,718
Total Common Stocks
(cost $1,620,467,061)		2,063,732,209
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills
0.05%, 10/23/08	3,000,000 [c]	2,999,616
0.85%, 12/18/08	300,000 [c]	299,825
1.63%, 11/6/08	1,000,000 [c]	999,380
Total Short-Term Investments
(cost $4,297,726)		4,298,821

Other Investment--1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $32,399,000)	32,399,000 [d]	32,399,000

Investment of Cash Collateral for
Securities Loaned--6.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $127,720,758)	127,720,758 [d]	127,720,758

Total Investments (cost $1,784,884,545)	106.1%	2,228,150,788
Liabilities, Less Cash and Receivables	(6.1%)	(126,409,749)
Net Assets	100.0%	2,101,741,039

a   All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $127,823,108 and the total market value of the collateral held by the fund is $127,720,758.
c   Non-income producing security.
d   All or partially held by a broker as collateral for open financial futures positions.
d   Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,784,884,545.

Net unrealized appreciation on investments was $443,266,243 of which $731,900,558 related to appreciated investment securities and $288,634,315 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2008 (Unaudited)

Unrealized

		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
Standard & Poor's 500	131	38,232,350	December 2008	(1,233,405)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

         Level 1 - quoted prices in active markets for identical securities.

         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	2,223,851,967	(1,233,405)

Level 2 - Other Significant Observable Inputs	4,298,821	0

Level 3 - Significant Unobservable Inputs	0	0

Total	2,228,150,788	(1,233,405)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)